Consolidated statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (69,665)	$ (71,176)	$ (61,099)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	4,713	3,690	3,288
Loss on disposal of property and equipment	2	(10)	156
Gain on termination of operating lease	(45)
Loss on impairment	16	7,446
Changes in right of use assets and operating lease liabilities, net	(231)	(601)	(18)
Non-cash loss on foreign currency remeasurement	(5)	50	3
Non-cash share-based compensation	6,357	7,022	6,317
Changes in operating assets and liabilities
Prepaid expenses and other current assets	10,109	(6,845)	(9,771)
Accounts payable	257	1,907	(2,572)
Income taxes payable	(326)	326	(7)
Accrued expenses and other liabilities	(801)	(1,114)	4,937
Other long-term liability	33	321	47
Deferred tax assets	210	(225)	(22)
Other assets	927	(326)	(543)
Net cash used in operating activities	(48,449)	(59,535)	(59,284)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(1,100)	(7,512)	(7,634)
Net cash used in investing activities	(1,100)	(7,512)	(7,634)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the issuance of shares	9	1
Issuance of ADRs in initial public offering, net of issuance costs under the employee share purchase plan			160,755
Net cash provided by financing activities	9	1	160,755
Effect of exchange rate changes on cash equivalents and restricted cash	7,741	(25,935)	(5,334)
Net (decrease) increase in cash	(41,799)	(92,981)	88,503
Cash, cash equivalents and restricted cash, beginning of year	173,371	266,352	177,849
Cash, cash equivalents and restricted cash, end of year	131,572	173,371	266,352
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Right of use assets obtained in exchange for new operating lease liabilities	2,108	2,111	314
Right of use assets terminated in exchange for operating lease liabilities, net	(1,916)
Property and equipment purchases in accrued expenses	540	649	726
Cash paid for income taxes	626	76	8
Cash and cash equivalents	131,539	173,338	266,319
Restricted cash	$ 33	$ 33	$ 33